Cover	Apr. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2022
Entity File Number	001-39611
Entity Registrant Name	Mallard Acquisition Corp.
Entity Central Index Key	0001805795
Entity Tax Identification Number	84-4904992
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19701 Bethel Church Road
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Cornelius
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28031
City Area Code	(813)
Local Phone Number	407-0444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Common Stock and one Redeemable Warrant entitling the holder to purchase one-half of one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant entitling the holder to purchase one-half of one share of Common Stock
Trading Symbol	MACUU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MACU
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one share of Common Stock for $11.50 per whole share
Title of 12(b) Security	Warrants, each exercisable for one-half of one share of Common Stock for $11.50 per whole share
Trading Symbol	MACUW
Security Exchange Name	NASDAQ